Gains or losses on non financial assets, net (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Gains (losses) on disposals of non-current assets [abstract]
Tangible and intangible assets	€ 53	€ 56	€ 87
Investments	285	5	2
Gains	338	61	89
Tangible and intangible assets	(25)	(49)	(36)
Investments	0	0	0
Losses	(25)	(49)	(36)
Gains (losses) on disposal of assets not classified as non-current assets held for sale, total	€ 313	€ 12	€ 53